UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2014


[LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA INTERNATIONAL FUND]

 ==============================================================

     SEMIANNUAL REPORT
     USAA INTERNATIONAL FUND
     FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
     NOVEMBER 30, 2014

 ==============================================================

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

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PRESIDENT'S MESSAGE

"...[A] KEY DETERMINANT OF INVESTMENT
SUCCESS IS THE ABILITY TO DEAL WITH OUR             [PHOTO OF BROOKS ENGLEHARDT]
EMOTIONAL REACTIONS."

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JANUARY 2015

The reporting period was perilous for those who believe they can gauge - and trade - the direction of the financial markets. When the period began in June of last year, many observers believed that longer-term interest rates could not get any lower. In fact, they continued to trend down as the Federal Reserve (the
Fed) gradually tapered (or reduced), and eventually, ended its quantitative easing (QE) bond-buying program. The yield on a 10-year U.S. Treasury, which began the period at 2.48%, ended it at 2.17%. As yields fell, bond prices rose (bond prices and yields move in opposite directions), with longer-term and intermediate-term U.S. Treasuries generating the highest bond-market returns for the reporting period overall. U.S. large-cap stocks performed even better than U.S. Treasuries. After dipping sharply in the first two weeks of October, large-cap stocks rallied and finished the period with a solid gain.

The performance of other asset classes was quite different. During the reporting period, investors generally sold off European stocks, which ended the period in negative territory. Japanese equities notched a gain, but they underperformed versus the broad U.S. stock market. U.S. small-cap stocks declined for most of the period, rebounding during the final weeks to eke out a small positive return. Within fixed-income securities, high-yield spreads (or yield differentials versus risk-free U.S. Treasuries of comparable maturity) widened, suggesting investors were growing concerned about corporate fundamentals amid weaker global economic growth.

Indeed, while the U.S. economy continued to strengthen during the reporting period, other economies did not fare well. Europe's economic growth slowed, Japan struggled to jumpstart its declining economy, and the former engine of global growth - China - weakened. The monetary policies of global central banks reflected the divergence between those economies and our own. As the Fed was ending its QE program, other central banks were easing monetary policy further, pushing down interest rates around the world. At the same time, inflation pressures eased as oil prices fell by nearly a third during the reporting period and natural gas,

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

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copper, and agricultural commodity prices also declined. Gold prices, however, held up relatively well in comparison, falling only modestly.

Few could have foreseen this investment landscape when the reporting period started. Despite what some experts say, no one can be sure exactly what will happen in the financial markets. I suspect those who tried to time the markets were surprised by the performance of certain asset classes. Under the circumstances, if you decided to adhere to your long-term investment plan, you have every reason to congratulate yourself. This is all the more true when you consider the dramatic headlines that dominated the period, including Russia's involvement in the Ukraine, the Ebola crisis, and the uncertainty in the Middle East. In my opinion, a key determinant of investment success is the ability to deal with our emotional reactions. We believe investors should strive to ignore media noise and focus instead on relevant information, such as the direction of interest rates and the condition of the U.S. economy, which can provide them with the perspective they need to manage their investments. In this respect, a long-term plan can be extremely useful.

That said, as we look ahead to 2015, it may be a good time to review your investment plan and make sure it still suits your goals, risk tolerance, and time horizon. You also may want to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. If you would like some help, please call one of our financial advisors. They would be happy to assist you.

At USAA Investments, we remain committed to providing you with our best advice, top-notch service and a wide variety of investment choices. Rest assured we will continue monitoring global economic trends, central bank monetary policy, and other factors that potentially could affect your investments. From all of us here, I would like to thank you for the opportunity to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market illiquidity, political instability, and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers.
o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                 13

    Notes to Portfolio of Investments                                        19

    Financial Statements                                                     20

    Notes to Financial Statements                                            23

EXPENSE EXAMPLE                                                              39

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA INTERNATIONAL FUND (THE FUND) SEEKS CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in equity securities of foreign (including emerging markets) companies. The "equity securities" in which the Fund principally invests are common stocks, depositary receipts, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

The Fund will normally invest its assets in investments that are tied economically to a number of countries throughout the world. However, the Fund may invest a large percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. The Fund may invest in companies of any size. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors also may be considered.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

[PHOTO OF MARCUS L. SMITH]                                [PHOTO OF DANIEL LING]
MARCUS L. SMITH                                           DANIEL LING
MFS                                                       MFS
Investment Management                                     Investment Management

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o  PLEASE REVIEW MARKET CONDITIONS OVER THE REPORTING PERIOD.

   The reporting period began on a hopeful note as Russia appeared to have stepped back from the brink of actions that would have forced the geopolitical hands of Europe and the United States. While there were ongoing concerns over global growth, investors dismissed negative U.S. economic growth for the first quarter as largely weather-driven. Indeed, after the winter lull, U.S. economic growth rebounded, providing some comfort that there remained at least one source of growth among developed markets. Further supporting this sentiment, the Federal Reserve continued to stress in its messaging its focus on the continued tepid employment environment over any need to raise rates in order to contain potential inflation risk.

   These supportive factors would be counterbalanced in part by ongoing concerns around Ukraine and Israel; stocks dipped in July of last year over concerns in these areas. In September, there was an even sharper decline, as fears over the heightened instability in the Middle East reached a tipping point. Equity markets would recover their geopolitically-driven losses, but sentiment late in the period was tempered by mounting fears over deflation globally. While policy makers in both Europe and Japan were engaged in bold measures to jump-start growth, the ultimate effectiveness of these measures was viewed as questionable.

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2  | USAA INTERNATIONAL FUND

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o  HOW DID THE USAA INTERNATIONAL FUND (THE FUND) PERFORM DURING THE REPORTING
   PERIOD?

   The Fund has three share classes: Fund Shares, Institutional Shares, and Adviser Shares. For the six-month reporting period ended November 30, 2014, the Fund Shares, Institutional Shares, and Adviser Shares had total returns of -3.30%, -3.24%, and -3.50%, respectively. This compares to returns of -3.89% for the Lipper International Funds Index and -5.07% for the MSCI EAFE Index (the Index).

   USAA Asset Management Company is the Fund's investment adviser. As the investment adviser, USAA Asset Management Company employs dedicated resources to support the research, selection, and monitoring of the Fund's subadvisers. MFS Investment Management (MFS) is the subadviser to the Fund. The subadviser provides day-to-day discretionary management for the Fund's assets.

o  WHAT WERE THE PRINCIPAL FACTORS IN THE FUND'S PERFORMANCE RELATIVE TO THE
   INDEX?

   An overweight position in the technology sector contributed to out-performance relative to the Index. In particular, out-of-benchmark holdings of semiconductor manufacturer Taiwan Semiconductor Manufacturing Co. Ltd. ADR and electronic equipment and products manufacturer Hon Hai Precision Industry Co. Ltd. contributed to relative performance. The Fund's overweight position in optical glass and eyeglasses maker HOYA Corp. also benefited relative results.

   Security selection in the transportation and retailing sectors was a positive factor for relative performance. In this vein, out-of-benchmark positions in The Canadian National Railway Co. within transportation and Loblaw Companies Ltd. within retailing, supported relative performance. Stock

   Refer to page 6 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

   You will find a complete list of securities that the Fund owns on pages
   13-18.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

   selection in the health care sector also contributed to relative performance, especially overweight positions in pharmaceutical companies Bayer AG and Merck KGaA.

   Elsewhere, the Fund's overweight positions in diversified holdings company DBS Group Holdings Ltd. and insurer AIA Group Ltd. contributed to relative performance. A lack of exposure to poorly-performing Australian mining giant BHP Billiton Ltd.* also supported relative performance.

   On the downside, a combination of an underweight position and stock selection in the utilities and communications sectors detracted from relative performance. Security selection in the industrials sector also detracted from relative performance, in particular an overweight position in electrical distribution equipment manufacturer Schneider Electric SE.

   Elsewhere, overweight positions in banking group Standard Chartered plc and energy-related companies INPEX Corp., BG Group plc, and Saipem S.p.A held back relative performance. A lack of exposure to pharmaceutical company Novartis AG* and Toyota Motor Corp.* also weighed on relative results. Finally, overweight positions in human resources and employment services provider Randstad Holding N.V. and Honda Motor Co. Ltd. also dampened relative performance.

   Thank you for your investment in the Fund.

   *BHP Billiton Ltd., Novartis AG, and Toyota Motor Corp. were sold out of the Fund prior to November 30, 2014.

   FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

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4  | USAA INTERNATIONAL FUND

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INVESTMENT OVERVIEW

USAA INTERNATIONAL FUND SHARES (FUND SHARES) (Ticker Symbol: USIFX)


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                                                11/30/14              5/31/14
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Net Assets                                    $1.8 Billion          $1.8 Billion
Net Asset Value Per Share                        $30.22                $31.25


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14
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    5/31/14 - 11/30/14*          1 YEAR             5 YEARS             10 YEARS

            -3.30%                 0.54%              7.73%               7.04%


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
    1 YEAR                              5 YEARS                         10 YEARS

    -5.09%                                6.26%                           6.14%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 5/31/14**
--------------------------------------------------------------------------------

                                       1.16%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

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                       o CUMULATIVE PERFORMANCE COMPARISON o

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                           USAA                    LIPPER
                    INTERNATIONAL FUND         INTERNATIONAL              MSCI EAFE
                          SHARES                FUNDS INDEX                 INDEX
11/30/04               $10,000.00               $10,000.00               $10,000.00
12/31/04                10,429.00                10,418.65                10,438.63
01/31/05                10,233.31                10,250.22                10,247.11
02/28/05                10,681.97                10,696.82                10,689.88
03/31/05                10,400.36                10,413.41                10,421.33
04/30/05                10,171.26                10,149.96                10,176.32
05/31/05                10,171.26                10,214.05                10,181.24
06/30/05                10,180.80                10,351.09                10,316.34
07/31/05                10,658.10                10,738.57                10,632.59
08/31/05                10,977.89                11,047.77                10,901.23
09/30/05                11,297.69                11,505.42                11,386.80
10/31/05                11,035.17                11,174.18                11,054.24
11/30/05                11,235.64                11,477.82                11,324.58
12/31/05                11,751.52                12,051.52                11,851.55
01/31/06                12,562.15                12,846.32                12,579.22
02/28/06                12,536.97                12,787.28                12,551.40
03/31/06                12,904.52                13,241.06                12,965.07
04/30/06                13,488.57                13,870.43                13,584.27
05/31/06                13,010.26                13,236.55                13,056.74
06/30/06                13,095.85                13,172.48                13,055.88
07/31/06                13,377.80                13,289.68                13,185.11
08/31/06                13,841.02                13,654.07                13,547.64
09/30/06                13,866.19                13,723.75                13,568.58
10/31/06                14,148.15                14,221.80                14,096.32
11/30/06                14,555.98                14,703.51                14,517.57
12/31/06                14,965.56                15,172.04                14,973.32
01/31/07                15,287.04                15,310.64                15,074.64
02/28/07                15,214.98                15,289.07                15,196.27
03/31/07                15,486.58                15,734.69                15,583.63
04/30/07                16,018.69                16,375.26                16,275.72
05/31/07                16,268.12                16,859.69                16,561.29
06/30/07                16,284.75                16,913.16                16,581.53
07/31/07                15,896.75                16,685.68                16,337.32
08/31/07                15,974.35                16,520.04                16,082.01
09/30/07                16,584.06                17,507.81                16,942.40
10/31/07                17,060.74                18,373.41                17,608.08
11/30/07                16,611.77                17,612.14                17,029.07
12/31/07                16,287.19                17,333.38                16,645.79
01/31/08                15,111.95                15,866.03                15,108.07
02/29/08                15,284.08                15,891.93                15,324.53
03/31/08                15,438.40                15,700.12                15,163.29
04/30/08                16,132.86                16,597.67                15,986.32
05/31/08                16,477.13                16,846.23                16,141.99
06/30/08                15,082.27                15,401.05                14,821.77
07/31/08                14,660.84                14,865.69                14,346.06
08/31/08                14,168.19                14,267.44                13,764.71
09/30/08                12,708.04                12,387.90                11,774.47
10/31/08                10,494.08                 9,779.51                 9,398.58
11/30/08                 9,692.78                 9,143.46                 8,890.58
12/31/08                10,545.59                 9,771.77                 9,425.10
01/31/09                 9,358.06                 8,777.27                 8,500.19
02/28/09                 8,510.70                 7,971.86                 7,628.13
03/31/09                 9,166.32                 8,563.84                 8,111.57
04/30/09                 9,964.20                 9,624.05                 9,150.18
05/31/09                11,151.73                10,928.50                10,232.70
06/30/09                10,978.55                10,759.53                10,174.50
07/31/09                12,190.83                11,842.70                11,103.44
08/31/09                12,599.05                12,271.12                11,707.01
09/30/09                13,273.22                12,889.76                12,155.25
10/31/09                13,050.56                12,535.72                12,003.36
11/30/09                13,607.22                12,993.42                12,243.69
12/31/09                13,965.99                13,220.79                12,420.03
01/31/10                13,247.06                12,582.20                11,872.84
02/28/10                13,247.06                12,648.83                11,791.44
03/31/10                14,072.27                13,469.96                12,527.50
04/30/10                13,840.96                13,315.99                12,300.82
05/31/10                12,315.58                11,936.63                10,909.41
06/30/10                12,315.58                11,781.18                10,776.92
07/31/10                13,459.62                12,853.35                11,798.87
08/31/10                12,959.49                12,421.05                11,432.54
09/30/10                14,297.33                13,663.17                12,552.77
10/31/10                14,891.22                14,162.87                13,006.28
11/30/10                14,228.56                13,644.51                12,380.10
12/31/10                15,344.49                14,679.41                13,382.59
01/31/11                15,502.22                14,893.66                13,698.37
02/28/11                15,906.03                15,313.24                14,150.04
03/31/11                15,811.38                15,162.50                13,832.91
04/30/11                16,997.55                15,964.08                14,659.76
05/31/11                16,587.44                15,499.49                14,226.63
06/30/11                16,379.23                15,227.67                14,048.50
07/31/11                16,133.16                14,949.15                13,825.10
08/31/11                14,682.00                13,628.87                12,576.83
09/30/11                13,054.17                12,034.08                11,378.42
10/31/11                14,543.19                13,258.43                12,475.54
11/30/11                14,152.01                12,881.40                11,870.32
12/31/11                13,839.58                12,553.44                11,757.78
01/31/12                14,690.95                13,390.17                12,385.01
02/29/12                15,497.51                14,136.85                13,095.63
03/31/12                15,772.76                14,130.13                13,034.78
04/30/12                15,529.51                13,889.94                12,779.64
05/31/12                13,820.37                12,454.31                11,312.38
06/30/12                14,671.74                13,159.21                12,105.50
07/31/12                14,748.56                13,289.75                12,242.79
08/31/12                15,113.43                13,672.65                12,571.58
09/30/12                15,580.72                14,091.35                12,943.46
10/31/12                15,740.76                14,189.18                13,051.19
11/30/12                16,156.84                14,497.83                13,366.57
12/31/12                16,893.47                15,026.98                13,793.88
01/31/13                17,457.45                15,642.75                14,521.48
02/28/13                17,360.21                15,450.84                14,383.73
03/31/13                17,412.07                15,605.97                14,501.84
04/30/13                17,781.57                16,180.74                15,257.47
05/31/13                17,684.34                16,025.14                14,889.04
06/30/13                17,139.80                15,518.89                14,360.05
07/31/13                18,118.67                16,374.37                15,117.83
08/31/13                17,723.23                16,081.76                14,917.84
09/30/13                18,896.57                17,178.94                16,020.69
10/31/13                19,363.31                17,725.60                16,559.36
11/30/13                19,642.06                17,897.32                16,686.18
12/31/13                19,938.50                18,216.53                16,935.85
01/31/14                18,801.40                17,416.52                16,253.92
02/28/14                19,866.61                18,374.38                17,157.50
03/31/14                19,703.24                18,293.87                17,048.15
04/30/14                20,069.20                18,483.04                17,294.60
05/31/14                20,422.09                18,792.95                17,575.47
06/30/14                20,480.91                18,975.80                17,744.93
07/31/14                19,879.68                18,500.55                17,396.19
08/31/14                20,029.99                18,616.80                17,369.43
09/30/14                19,520.25                17,934.71                16,702.28
10/31/14                19,284.99                17,831.38                16,459.77
11/30/14                19,748.98                18,062.52                16,683.65

                                    [END CHART]

                          Data from 11/30/04 to 11/30/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA International Fund Shares to the following benchmarks:

o The unmanaged Lipper International Funds Index tracks the total return performance of the 30 largest funds within the Lipper International Funds category.

o The unmanaged MSCI EAFE Index reflects the movements of stock markets in Europe, Australasia, and the Far East by representing a broad selection of domestically listed companies within each market.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

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6  | USAA INTERNATIONAL FUND

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USAA INTERNATIONAL FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES)
(Ticker Symbol: UIIFX)


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                                                11/30/14              5/31/14
--------------------------------------------------------------------------------

Net Assets                                    $1.7 Billion          $1.7 Billion
Net Asset Value Per Share                       $30.16                $31.17


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14
--------------------------------------------------------------------------------
    5/31/14 - 11/30/14*       1 YEAR      5 YEARS     SINCE INCEPTION 8/01/08

            -3.24%              0.69%       7.97%               5.34%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
    1 YEAR                   5 YEARS               SINCE INCEPTION 8/01/08

    -4.98%                   6.49%                           4.58%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 5/31/14**
--------------------------------------------------------------------------------

                                       1.01%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                       o CUMULATIVE PERFORMANCE COMPARISON o

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                           USAA
                    INTERNATIONAL FUND            LIPPER
                       INSTITUTIONAL           INTERNATIONAL              MSCI EAFE
                          SHARES                FUNDS INDEX                 INDEX
07/31/08               $10,000.00               $10,000.00               $10,000.00
08/31/08                 9,823.05                 9,597.57                 9,594.76
09/30/08                 8,810.70                 8,333.22                 8,207.46
10/31/08                 7,275.72                 6,578.58                 6,551.33
11/30/08                 6,720.16                 6,150.72                 6,197.23
12/31/08                 7,311.08                 6,573.37                 6,569.82
01/31/09                 6,494.44                 5,904.38                 5,925.10
02/28/09                 5,909.89                 5,362.59                 5,317.23
03/31/09                 6,369.79                 5,760.81                 5,654.21
04/30/09                 6,924.25                 6,474.00                 6,378.18
05/31/09                 7,753.78                 7,351.49                 7,132.76
06/30/09                 7,633.44                 7,237.83                 7,092.19
07/31/09                 8,480.16                 7,966.47                 7,739.72
08/31/09                 8,763.84                 8,254.66                 8,160.43
09/30/09                 9,240.93                 8,670.81                 8,472.88
10/31/09                 9,086.19                 8,432.65                 8,367.01
11/30/09                 9,477.32                 8,740.54                 8,534.53
12/31/09                 9,730.40                 8,893.49                 8,657.45
01/31/10                 9,229.06                 8,463.92                 8,276.03
02/28/10                 9,233.42                 8,508.74                 8,219.29
03/31/10                 9,813.23                 9,061.11                 8,732.36
04/30/10                 9,651.93                 8,957.53                 8,574.36
05/31/10                 8,592.57                 8,029.65                 7,604.46
06/30/10                 8,596.93                 7,925.08                 7,512.11
07/31/10                 9,399.08                 8,646.32                 8,224.47
08/31/10                 9,050.32                 8,355.51                 7,969.11
09/30/10                 9,987.61                 9,191.07                 8,749.98
10/31/10                10,406.13                 9,527.22                 9,066.10
11/30/10                 9,948.38                 9,178.53                 8,629.62
12/31/10                10,725.11                 9,874.69                 9,328.41
01/31/11                10,839.87                10,018.81                 9,548.53
02/28/11                11,126.75                10,301.06                 9,863.36
03/31/11                11,060.55                10,199.66                 9,642.31
04/30/11                11,890.31                10,738.87                10,218.67
05/31/11                11,612.25                10,426.35                 9,916.76
06/30/11                11,466.60                10,243.50                 9,792.59
07/31/11                11,298.89                10,056.14                 9,636.86
08/31/11                10,283.75                 9,168.00                 8,766.75
09/30/11                 9,145.04                 8,095.20                 7,931.39
10/31/11                10,191.06                 8,918.81                 8,696.14
11/30/11                 9,913.01                 8,665.19                 8,274.27
12/31/11                 9,699.46                 8,444.57                 8,195.83
01/31/12                10,296.70                 9,007.43                 8,633.04
02/29/12                10,866.99                 9,509.72                 9,128.38
03/31/12                11,055.59                 9,505.19                 9,085.97
04/30/12                10,889.44                 9,343.62                 8,908.12
05/31/12                 9,694.97                 8,377.89                 7,885.35
06/30/12                10,292.21                 8,852.07                 8,438.21
07/31/12                10,350.58                 8,939.88                 8,533.91
08/31/12                10,606.54                 9,197.45                 8,763.09
09/30/12                10,934.35                 9,479.11                 9,022.31
10/31/12                11,046.61                 9,544.92                 9,097.40
11/30/12                11,342.98                 9,752.54                 9,317.24
12/31/12                11,860.98                10,108.50                 9,615.10
01/31/13                12,262.74                10,522.72                10,122.28
02/28/13                12,194.26                10,393.62                10,026.26
03/31/13                12,235.35                10,497.98                10,110.34
04/30/13                12,495.58                10,884.62                10,635.30
05/31/13                12,427.10                10,779.95                10,378.49
06/30/13                12,043.60                10,439.40                10,009.75
07/31/13                12,737.55                11,014.87                10,537.96
08/31/13                12,463.62                10,818.04                10,398.57
09/30/13                13,285.40                11,556.10                11,167.31
10/31/13                13,618.67                11,923.83                11,542.80
11/30/13                13,810.42                12,039.35                11,631.19
12/31/13                14,025.60                12,254.07                11,805.23
01/31/14                13,223.34                11,715.92                11,329.88
02/28/14                13,979.49                12,360.27                11,959.74
03/31/14                13,864.22                12,306.10                11,883.51
04/30/14                14,122.42                12,433.36                12,055.30
05/31/14                14,371.39                12,641.83                12,251.08
06/30/14                14,412.89                12,764.83                12,369.21
07/31/14                13,993.32                12,445.13                12,126.12
08/31/14                14,099.37                12,523.34                12,107.46
09/30/14                13,744.35                12,064.50                11,642.42
10/31/14                13,582.97                11,994.99                11,473.37
11/30/14                13,905.72                12,150.48                11,629.43

                                    [END CHART]

                          Data from 7/31/08 to 11 /30/14.*

                       See page 6 for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

*The performance of the Lipper International Funds Index and the MSCI EAFE Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

8  | USAA INTERNATIONAL FUND

================================================================================

USAA INTERNATIONAL FUND ADVISER SHARES
(ADVISER SHARES) (Ticker Symbol: UAIFX)

--------------------------------------------------------------------------------
                                                 11/30/14               5/31/14
--------------------------------------------------------------------------------
Net Assets                                    $7.3 Million           $7.7 Million
Net Asset Value Per Share                        $30.04                 $31.13

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14
--------------------------------------------------------------------------------
    5/31/14 - 11/30/14*            1 YEAR             SINCE INCEPTION 8/01/10
           -3.50%                  0.26%                       8.15%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
    1 YEAR                                            SINCE INCEPTION 8/01/10
    -5.33%                                                     6.96%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 5/31/14**
--------------------------------------------------------------------------------
    BEFORE REIMBURSEMENT    1.46%                AFTER REIMBURSEMENT    1.40%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2014, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through October 1, 2015, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.40% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2015. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses. Prior to October 1, 2014, the Adviser Shares' expense limitation was 1.55% of average net assets.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                          o CUMULATIVE PERFORMANCE COMPARISON o

                       [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                  LIPPER                     USAA
                        MSCI EAFE              INTERNATIONAL           INTERNATIONAL FUND
                          INDEX                 FUNDS INDEX              ADVISER SHARES
07/31/10               $10,000.00               $10,000.00                $10,000.00
08/31/10                 9,689.52                 9,663.67                  9,345.96
09/30/10                10,638.96                10,630.04                 10,311.23
10/31/10                11,023.33                11,018.82                 10,735.23
11/30/10                10,492.61                10,615.53                 10,257.10
12/31/10                11,342.26                11,420.69                 11,055.63
01/31/11                11,609.90                11,587.38                 11,164.83
02/28/11                11,992.70                11,913.82                 11,456.00
03/31/11                11,723.92                11,796.54                 11,383.21
04/30/11                12,424.71                12,420.17                 12,229.44
05/31/11                12,057.62                12,058.72                 11,933.72
06/30/11                11,906.65                11,847.24                 11,783.58
07/31/11                11,717.31                11,630.55                 11,597.04
08/31/11                10,659.35                10,603.36                 10,555.17
09/30/11                 9,643.65                 9,362.60                  9,381.37
10/31/11                10,573.50                10,315.16                 10,445.98
11/30/11                10,060.55                10,021.82                 10,159.35
12/31/11                 9,965.17                 9,766.67                  9,936.22
01/31/12                10,496.77                10,417.66                 10,543.43
02/29/12                11,099.05                10,998.58                 11,123.04
03/31/12                11,047.48                10,993.34                 11,311.65
04/30/12                10,831.24                10,806.48                 11,136.85
05/31/12                 9,587.68                 9,689.55                  9,908.62
06/30/12                10,259.88                10,237.97                 10,515.83
07/31/12                10,376.24                10,339.53                 10,571.03
08/31/12                10,654.90                10,637.43                 10,824.04
09/30/12                10,970.09                10,963.18                 11,155.25
10/31/12                11,061.38                11,039.29                 11,265.65
11/30/12                11,328.69                11,279.42                 11,560.05
12/31/12                11,690.85                11,691.11                 12,085.40
01/31/13                12,307.51                12,170.17                 12,485.46
02/28/13                12,190.77                12,020.87                 12,411.03
03/31/13                12,293.00                12,141.56                 12,448.24
04/30/13                12,931.29                12,588.74                 12,708.74
05/31/13                12,619.03                12,467.68                 12,634.32
06/30/13                12,170.70                12,073.82                 12,238.91
07/31/13                12,812.94                12,739.38                 12,936.68
08/31/13                12,643.45                12,511.73                 12,652.92
09/30/13                13,578.15                13,365.34                 13,485.60
10/31/13                14,034.70                13,790.65                 13,815.88
11/30/13                14,142.18                13,924.25                 14,001.95
12/31/13                14,353.79                14,172.60                 14,210.96
01/31/14                13,775.82                13,550.18                 13,397.84
02/28/14                14,541.65                14,295.41                 14,154.88
03/31/14                14,448.96                14,232.77                 14,038.05
04/30/14                14,657.84                14,379.95                 14,299.75
05/31/14                14,895.89                14,621.06                 14,547.42
06/30/14                15,039.52                14,763.32                 14,584.81
07/31/14                14,743.95                14,393.57                 14,150.21
08/31/14                14,721.27                14,484.01                 14,253.02
09/30/14                14,155.83                13,953.34                 13,883.84
10/31/14                13,950.29                13,872.95                 13,715.61
11/30/14                14,140.04                14,052.78                 14,038.05

                                       [END CHART]

                             Data from 7/31/10 to 11/ 30/14.

                          See page 6 for benchmark  definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

*The performance of the MSCI EAFE Index and the Lipper International Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

10  | USAA INTERNATIONAL FUND

================================================================================

                        o TOP 10 INDUSTRIES - 11/30/14 o
                                (% of Net Assets)

Diversified Banks ........................................................ 12.2%
Pharmaceuticals ..........................................................  9.7%
Packaged Foods & Meat ....................................................  5.9%
Restaurants ..............................................................  4.6%
Industrial Gases .........................................................  4.2%
Apparel, Accessories & Luxury Goods ......................................  3.8%
Distillers & Vintners ....................................................  3.7%
Electrical Components & Equipment ........................................  3.2%
Electronic Components ....................................................  3.1%
Auto Parts & Equipment ...................................................  2.9%

                       o TOP 10 EQUITY HOLDINGS - 11/30/14
                                (% of Net Assets)

Bayer AG .................................................................. 4.9%
Nestle S.A. ............................................................... 3.7%
Compass Group plc ......................................................... 3.0%
WPP plc ................................................................... 2.7%
Canadian National Railway Co. ............................................. 2.5%
HSBC Holdings plc ......................................................... 2.5%
Schneider Electric SE ..................................................... 2.3%
Taiwan Semiconductor Manufacturing
  Co. Ltd. ADR ............................................................ 2.3%
DANONE S.A. ............................................................... 2.2%
LVMH Moet Hennessy - Louis Vuitton S.A. ................................... 2.2%

You will find a complete list of securities that the Fund owns on pages 13-18.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                         o ASSET ALLOCATION - 11/30/14 o

                     [CHART OF ASSET ALLOCATION - 11/30/14]

United Kingdom                                                             21.1%
France                                                                     14.0%
Germany                                                                    13.6%
Japan                                                                      12.4%
Switzerland                                                                10.1%
Netherland                                                                  6.1%
United States                                                               3.9%
Hong Kong                                                                   3.6%
Canada                                                                      3.6%
Other*                                                                     11.5%

                                   [END CHART]

* Includes countries with less than 3% of portfolio and money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

12  | USAA INTERNATIONAL FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES     SECURITY                                                                         (000)
----------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (99.5%)

              COMMON STOCKS (99.5%)

              CONSUMER DISCRETIONARY (19.4%)
              ------------------------------
              ADVERTISING (2.7%)
  4,477,766   WPP plc                                                                     $   93,723
                                                                                          ----------
              APPAREL RETAIL (1.2%)
    982,945   Hennes & Mauritz AB "B"                                                         42,104
                                                                                          ----------
              APPAREL, ACCESSORIES & LUXURY GOODS (3.8%)
 85,284,800   Global Brands Group Holding Ltd.*                                               19,025
 34,512,800   Li & Fung Ltd.                                                                  38,406
    424,572   LVMH Moet Hennessy - Louis Vuitton S.A.                                         76,286
                                                                                          ----------
                                                                                             133,717
                                                                                          ----------
              AUTO PARTS & EQUIPMENT (2.9%)
    392,069   Delphi Automotive plc                                                           28,602
  1,598,700   Denso Corp.                                                                     74,646
                                                                                          ----------
                                                                                             103,248
                                                                                          ----------
              AUTOMOBILE MANUFACTURERS (2.0%)
  2,304,800   Honda Motor Co. Ltd.                                                            69,339
                                                                                          ----------
              BROADCASTING (1.1%)
    911,776   ProSieben Sat. 1 Media AG                                                        38,944
                                                                                          ----------
              CABLE & SATELLITE (1.1%)
  2,731,183   British Sky Broadcasting Group plc                                              39,760
                                                                                          ----------
              RESTAURANTS (4.6%)
  6,158,232   Compass Group plc                                                              104,849
    751,912   Yum! Brands, Inc.                                                               58,085
                                                                                          ----------
                                                                                             162,934
                                                                                          ----------
              Total Consumer Discretionary                                                   683,769
                                                                                          ----------
              CONSUMER STAPLES (16.8%)
              ------------------------
              BREWERS (1.4%)
    225,073   Carlsberg A.S. "B"                                                              20,049
    385,404   Heineken N.V.                                                                   30,311
                                                                                          ----------
                                                                                              50,360
                                                                                          ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES     SECURITY                                                                         (000)
----------------------------------------------------------------------------------------------------
              DISTILLERS & VINTNERS (3.7%)
  1,774,186   Diageo plc                                                                  $   54,899
    635,407   Pernod Ricard S.A.                                                              75,304
                                                                                          ----------
                                                                                             130,203
                                                                                          ----------
              FOOD RETAIL (1.1%)
    693,379   Loblaw Companies Ltd.                                                           37,558
                                                                                          ----------
              HOUSEHOLD PRODUCTS (1.9%)
    817,091   Reckitt Benckiser Group plc                                                     67,069
                                                                                          ----------
              PACKAGED FOODS & MEAT (5.9%)
  1,101,647   DANONE S.A.                                                                     77,739
  1,738,762   Nestle S.A.                                                                    130,553
                                                                                          ----------
                                                                                             208,292
                                                                                          ----------
              PERSONAL PRODUCTS (1.7%)
    661,340   Beiersdorf AG                                                                   58,863
                                                                                          ----------
              TOBACCO (1.1%)
  1,168,500   Japan Tobacco, Inc.                                                             37,428
                                                                                          ----------
              Total Consumer Staples                                                         589,773
                                                                                          ----------
              ENERGY (2.5%)
              -------------
              INTEGRATED OIL & GAS (1.2%)
  2,981,359   BG Group plc                                                                    41,921
                                                                                          ----------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
    436,298   Saipem S.p.A.*                                                                   6,245
                                                                                          ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.1%)
  3,832,700   INPEX Corp.                                                                     40,598
                                                                                          ----------
              Total Energy                                                                    88,764
                                                                                          ----------
              FINANCIALS (16.0%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
    835,330   Julius Baer Group Ltd.*                                                         37,848
                                                                                          ----------
              DIVERSIFIED BANKS (12.2%)
 10,286,219   Barclays plc                                                                    39,389
  4,142,000   DBS Group Holdings Ltd.                                                         62,981
  8,652,811   HSBC Holdings plc                                                               86,095
  5,140,627   ING Groep N.V.*                                                                 75,299
  2,159,486   Itau Unibanco Holding S.A. ADR                                                  32,522
  1,488,100   Kasikornbank Public Co. Ltd.                                                    11,194
  1,781,786   Sberbank of Russia ADR                                                          10,959
  2,520,870   Standard Chartered plc                                                          36,899
  4,174,373   UBS Group AG*                                                                   74,955
                                                                                          ----------
                                                                                             430,293
                                                                                          ----------

================================================================================

14  | USAA INTERNATIONAL FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES     SECURITY                                                                         (000)
----------------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (2.7%)
 11,840,400   AIA Group Ltd.                                                              $   68,399
  1,055,691   Prudential plc                                                                  25,526
                                                                                          ----------
                                                                                              93,925
                                                                                          ----------
              SPECIALIZED FINANCE (0.0%)
    150,900   BM&FBovespa S.A.                                                                   618
                                                                                          ----------
              Total Financials                                                               562,684
                                                                                          ----------
              HEALTH CARE (11.4%)
              -------------------
              HEALTH CARE EQUIPMENT (1.7%)
    205,285   Sonova Holding AG                                                               31,061
  1,300,900   Terumo Corp.                                                                    29,587
                                                                                          ----------
                                                                                              60,648
                                                                                          ----------
              PHARMACEUTICALS (9.7%)
  1,143,055   Bayer AG                                                                       171,910
    601,136   Merck KGaA                                                                      59,858
    200,011   Roche Holding AG                                                                59,905
    328,151   Valeant Pharmaceuticals International, Inc.*                                    47,730
                                                                                          ----------
                                                                                             339,403
                                                                                          ----------
              Total Health Care                                                              400,051
                                                                                          ----------
              INDUSTRIALS (12.1%)
              -------------------
              AEROSPACE & DEFENSE (1.2%)
    155,422   MTU Aero Engines AG                                                             13,851
  2,161,800   Rolls-Royce Holdings plc*                                                       28,449
                                                                                          ----------
                                                                                              42,300
                                                                                          ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (3.2%)
    587,194   Legrand S.A.                                                                    30,786
    998,817   Schneider Electric SE                                                           81,474
                                                                                          ----------
                                                                                             112,260
                                                                                          ----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (2.0%)
  5,698,415   Hays plc                                                                        11,821
  1,213,831   Randstad Holding N.V.                                                           59,898
                                                                                          ----------
                                                                                              71,719
                                                                                          ----------
              INDUSTRIAL CONGLOMERATES (1.1%)
  2,028,330   Smiths Group plc                                                                36,657
                                                                                          ----------
              INDUSTRIAL MACHINERY (1.1%)
    225,000   FANUC Corp.                                                                     37,944
                                                                                          ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES     SECURITY                                                                         (000)
----------------------------------------------------------------------------------------------------
              MARINE (0.6%)
    150,568   Kuehne & Nagel International AG                                             $   20,273
                                                                                          ----------
              RAILROADS (2.5%)
  1,230,308   Canadian National Railway Co.                                                   87,413
                                                                                          ----------
              RESEARCH & CONSULTING SERVICES (0.4%)
    652,384   Bureau Veritas S.A.                                                             15,563
                                                                                          ----------
              Total Industrials                                                              424,129
                                                                                          ----------
              INFORMATION TECHNOLOGY (11.1%)
              ------------------------------
              APPLICATION SOFTWARE (2.2%)
    284,221   Dassault Systemes S.A.                                                          18,579
    841,375   SAP SE                                                                          59,299
                                                                                          ----------
                                                                                              77,878
                                                                                          ----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
    985,380   Amadeus IT Holding S.A. "A"                                                     39,227
                                                                                          ----------
              ELECTRONIC COMPONENTS (3.1%)
  2,088,300   HOYA Corp.                                                                      74,234
    729,500   Kyocera Corp.                                                                   35,708
                                                                                          ----------
                                                                                             109,942
                                                                                          ----------
              ELECTRONIC MANUFACTURING SERVICES (0.6%)
  6,688,285   Hon Hai Precision Industry Co. Ltd.                                             20,963
                                                                                          ----------
              SEMICONDUCTORS (2.3%)
  3,423,218   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                 80,343
                                                                                          ----------
              SYSTEMS SOFTWARE (0.4%)
    170,113   Check Point Software Technologies Ltd.*                                         13,151
                                                                                          ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.4%)
    547,718   NCR Corp.*                                                                      16,240
     26,780   Samsung Electronics Co. Ltd.                                                    31,108
                                                                                          ----------
                                                                                              47,348
                                                                                          ----------
              Total Information Technology                                                   388,852
                                                                                          ----------
              MATERIALS (8.4%)
              ----------------
              COMMODITY CHEMICALS (0.4%)
     907,496  Orica Ltd.                                                                      14,054
                                                                                          ----------
              DIVERSIFIED METALS & MINING (1.2%)
     950,982  Rio Tinto plc                                                                   44,452
                                                                                          ----------
              INDUSTRIAL GASES (4.2%)
     586,725  Air Liquide S.A.                                                                73,832
     386,018  Linde AG                                                                        72,839
                                                                                          ----------
                                                                                             146,671
                                                                                          ----------

================================================================================

16  | USAA INTERNATIONAL FUND

================================================================================

----------------------------------------------------------------------------------------------------
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES     SECURITY                                                                         (000)
----------------------------------------------------------------------------------------------------
              SPECIALTY CHEMICALS (2.6%)
    788,723   AkzoNobel N.V.                                                              $   54,490
    553,200   Shin-Etsu Chemical Co. Ltd.                                                     37,232
                                                                                          ----------
                                                                                              91,722
                                                                                          ----------
              Total Materials                                                                296,899
                                                                                          ----------
              TELECOMMUNICATION SERVICES (0.5%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
  5,439,650   Singapore Telecommunications Ltd.                                               16,267
                                                                                          ----------
              Total Telecommunication Services                                                16,267
                                                                                          ----------
              UTILITIES (1.3%)
              ----------------
              MULTI-UTILITIES (1.3%)
  1,861,408   GDF Suez                                                                        45,863
                                                                                          ----------
              Total Utilities                                                                 45,863
                                                                                          ----------
              Total Common Stocks (cost: $2,716,782)                                       3,497,051
                                                                                          ----------

              PREFERRED STOCKS (0.0%)

              INDUSTRIALS (0.0%)
              ------------------
              AEROSPACE & DEFENSE (0.0%)
193,101,300   Rolls-Royce Holdings plc "C"*(a)                                                   302
                                                                                          ----------
              Total Industrials                                                                  302
                                                                                          ----------
              Total Preferred Stocks (cost: $310)                                                302
                                                                                          ----------
              Total Equity Securities (cost: $2,717,092)                                   3,497,353
                                                                                          ----------
              MONEY MARKET INSTRUMENTS (0.4%)

              MONEY MARKET FUNDS (0.4%)
 14,381,605   State Street Institutional Liquid Reserves Fund Premier Class, 0.08%(b)         14,381
                                                                                          ----------
              Total Money Market Instruments (cost: $14,381)                                  14,381
                                                                                          ----------

              TOTAL INVESTMENTS (COST: $2,731,473)                                        $3,511,734
                                                                                          ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                      VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                       (LEVEL 1)            (LEVEL 2)          (LEVEL 3)
                                   QUOTED PRICES    OTHER SIGNIFICANT        SIGNIFICANT
                               IN ACTIVE MARKETS           OBSERVABLE       UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS               INPUTS             INPUTS         TOTAL
------------------------------------------------------------------------------------------------------
Equity Securities:
 Common Stocks                        $3,497,051                $ -                  $ -    $3,497,051
 Preferred Stocks                              -                302                    -           302
Money Market Instruments:
 Money Market Funds                       14,381                  -                    -        14,381
------------------------------------------------------------------------------------------------------
Total                                 $3,511,432                $302                 $ -    $3,511,734
------------------------------------------------------------------------------------------------------

For the period of June 1, 2014, through November 30, 2014, common stocks with a fair value of $10,866,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At November 30, 2014, the closing price was not adjusted for these securities. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

18  | USAA INTERNATIONAL FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

   (a) Security was fair valued at November 30, 2014, by USAA Asset
       Management Company (the Manager) in accordance with valuation procedures approved by USAA Mutual Funds Board of Trustees (the Board). The total value of all such securities was $302,000, which represented less than 0.1% of the Fund's net assets.

   (b) Rate represents the money market fund annualized seven-day yield at November 30, 2014.

   *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  19

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $2,731,473)        $3,511,734
   Cash                                                                       14,382
   Cash denominated in foreign currencies (identified cost of $2,271)          2,167
   Receivables:
       Capital shares sold                                                     1,718
       Dividends and interest                                                  6,609
       Securities sold                                                           865
   Unrealized appreciation on foreign currency contracts held, at value            1
                                                                          ----------
           Total assets                                                    3,537,476
                                                                          ----------
LIABILITIES
   Payables:
      Securities purchased                                                    15,340
      Capital shares redeemed                                                  3,069
   Accrued management fees                                                     2,135
   Accrued administration and servicing fees                                      12
   Accrued transfer agent's fees                                                 312
   Other accrued expenses and payables                                           678
                                                                          ----------
          Total liabilities                                                   21,546
                                                                          ----------
              Net assets applicable to capital shares outstanding         $3,515,930
                                                                          ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $2,646,567
  Accumulated undistributed net investment income                             52,820
  Accumulated net realized gain on investments                                37,293
  Net unrealized appreciation of investments                                 780,261
  Net unrealized depreciation of foreign currency translations                (1,011)
                                                                          ----------
               Net assets applicable to capital shares outstanding        $3,515,930
                                                                          ==========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,824,832/60,394 shares outstanding)    $    30.22
                                                                          ==========
      Institutional Shares (net assets of $1,683,811/55,826
          shares outstanding)                                             $    30.16
                                                                          ==========
        Adviser Shares (net assets of $7,287/243 shares outstanding)      $    30.04
                                                                          ==========

See accompanying notes to financial statements.

================================================================================

20  | USAA INTERNATIONAL FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividends (net of foreign taxes withheld of $1,959)                    $  31,553
    Interest                                                                      12
                                                                           ---------
              Total income                                                    31,565
                                                                           ---------
EXPENSES
    Management fees                                                           13,169
    Administration and servicing fees:
         Fund Shares                                                           1,357
         Institutional Shares                                                    848
         Adviser Shares                                                            5
    Transfer agent's fees:
         Fund Shares                                                           1,576
         Institutional Shares                                                    848
    Distribution and service fees (Note 6F):
         Adviser Shares                                                            9
    Custody and accounting fees:
         Fund Shares                                                             205
         Institutional Shares                                                    189
         Adviser Shares                                                            1
    Postage:
         Fund Shares                                                              62
         Institutional Shares                                                     31
    Shareholder reporting fees:
         Fund Shares                                                              30
         Institutional Shares                                                      5
    Trustees' fees                                                                11
    Registration fees:
         Fund Shares                                                              25
         Institutional Shares                                                     18
         Adviser Shares                                                           11
    Professional fees                                                            100
    Other                                                                         24
                                                                           ---------
              Total expenses                                                  18,524
                                                                           ---------
NET INVESTMENT INCOME                                                         13,041
                                                                           ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
    Net realized gain (loss) on:
         Investments                                                          70,253
         Foreign currency transactions                                          (224)
    Change in net unrealized appreciation/depreciation of:
         Investments                                                        (199,089)
         Foreign currency translations                                          (907)
                                                                           ---------
              Net realized and unrealized loss                              (129,967)
                                                                           ---------
Decrease in net assets resulting from operations                           $(116,926)
                                                                           =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2014 (unaudited), and year ended May 31,
2014

-------------------------------------------------------------------------------------------------
                                                                   11/30/2014           5/31/2014
-------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                           $   13,041          $   39,751
   Net realized gain on investments                                    70,253              72,877
   Net realized gain (loss) on foreign currency transactions             (224)                 94
   Change in net unrealized appreciation/depreciation of:
       Investments                                                   (199,089)            352,746
       Foreign currency translations                                     (907)                154
                                                                  -------------------------------
           Increase (decrease) in net assets resulting
               from operations                                       (116,926)            465,622
                                                                  -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                          -             (13,321)
       Institutional Shares                                                 -             (15,240)
       Adviser Shares                                                       -                 (33)
                                                                  -------------------------------
           Total distributions of net investment income                     -             (28,594)
                                                                  -------------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                         48,410             102,430
   Institutional Shares                                                19,591             274,158
   Adviser Shares                                                        (145)                 88
                                                                  -------------------------------
       Total net increase in net assets from capital
            share transactions                                         67,856             376,676
                                                                  -------------------------------
   Capital contribution from USAA Transfer
       Agency Company                                                       -                   3
                                                                  -------------------------------
   Net increase (decrease) in net assets                              (49,070)            813,707

NET ASSETS
   Beginning of period                                              3,565,000           2,751,293
                                                                  -------------------------------
   End of period                                                   $3,515,930          $3,565,000
                                                                  ===============================
Accumulated undistributed net investment income:
   End of period                                                   $   52,820          $   39,779
                                                                  ===============================

See accompanying notes to financial statements.

================================================================================

22  | USAA INTERNATIONAL FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek capital appreciation.

The Fund consists of three classes of shares: International Fund Shares (Fund Shares), International Fund Institutional Shares (Institutional Shares), and International Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA
    Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated

================================================================================

24  | USAA INTERNATIONAL FUND

================================================================================

      according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================
   5. Repurchase agreements are valued at cost, which approximates market value.

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred stocks which are valued based on methods discussed in
    Note 1A2.

================================================================================

26  | USAA INTERNATIONAL FUND

================================================================================

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2014, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an

================================================================================

28  | USAA INTERNATIONAL FUND

================================================================================

affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2014, the Fund paid CAPCO facility fees of $9,000, which represents 5.2% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2015, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2014, the Fund had pre-enactment capital loss carryforwards of $28,854,000 and no post-enactment capital loss carryforwards, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire between 2018 and 2019, as shown below. It is unlikely that the Board will authorize a distribution of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

capital gains realized in the future until the capital loss carryforwards have been used or expire.


                    PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
                    ----------------------------------------
                      EXPIRES                      BALANCE
                    ----------                   -----------
                       2018                      $16,640,000
                       2019                       12,214,000
                                                 -----------
                                      Total      $28,854,000
                                                 ===========

For the six-month period ended November 30, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2014, were $393,351,000 and $261,409,000, respectively.

As of November 30, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2014, were $930,552,000 and $150,291,000, respectively, resulting in net unrealized appreciation of $780,261,000.

(5) CAPITAL SHARE TRANSACTIONS

At November 30, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

30  | USAA INTERNATIONAL FUND

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                             SIX-MONTH PERIOD ENDED          YEAR ENDED
                                               NOVEMBER 30, 2014            MAY 31, 2014
---------------------------------------------------------------------------------------------
                                            SHARES           AMOUNT      SHARES        AMOUNT
                                            -------------------------------------------------
FUND SHARES:
Shares sold                                  5,330        $ 160,339      10,759     $ 315,272
Shares issued from
 reinvested dividends                            -                -         450        13,087
Shares redeemed                             (3,701)        (111,929)     (7,747)     (225,929)
                                            -------------------------------------------------
Net increase from capital
 share transactions                          1,629        $  48,410       3,462     $ 102,430
                                            =================================================
INSTITUTIONAL SHARES:
Shares sold                                  4,776        $ 143,568      14,214     $ 402,643
Shares issued from
 reinvested dividends                            -                -         525        15,238
Shares redeemed                             (4,158)        (123,977)     (4,915)     (143,723)
                                            -------------------------------------------------
Net increase from capital
 share transactions                            618        $  19,591       9,824     $ 274,158
                                            =================================================
ADVISER SHARES:
Shares sold                                      1        $      15           6     $     178
Shares issued from
 reinvested dividends                            -                -           -*            -*
Shares redeemed**                               (5)            (160)         (3)          (90)
                                            -------------------------------------------------
Net increase (decrease) from
 capital share transactions                     (4)       $    (145)          3     $      88
                                            =================================================

 * Represents less than 500 shares or $500.
** Net of redemption fees.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper International Funds Index over the performance period. The Lipper International Funds Index tracks the total return performance of the 30 largest funds in the Lipper International Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                       ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX                            (IN BASIS POINTS AS A %
(IN BASIS POINTS)(1)                         OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 100 to 400                               +/- 4
+/- 401 to 700                               +/- 5
+/- 701 and greater                          +/- 6

   (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years).

================================================================================

32  | USAA INTERNATIONAL FUND

================================================================================

    The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper International Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $13,169,000, of which no performance adjustments were incurred for the Fund Shares, Institutional Shares, and Adviser Shares.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into an investment subadvisory agreement with MFS Investment Management (MFS), under which MFS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFS a subadvisory fee based on the aggregate average net assets in the USAA International Fund and the USAA World Growth Fund combined, in an annual amount of 0.33% on the first $2 billion of assets, 0.30% of assets over $2 billion and up to $3 billion, and 0.25% on assets over $3 billion. For the six-month period ended November 30, 2014, the Manager incurred subadvisory fees, paid or payable to MFS, of $5,184,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended November 30, 2014, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,357,000, $848,000, and $5,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    the Manager. For the six-month period ended November 30, 2014, the Fund reimbursed the Manager $55,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION - The Manager agreed, through October 1, 2015, to limit the total annual operating expenses of the Adviser Shares to 1.40% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2015, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. Prior to October 1, 2014, the Adviser Shares' expense limitation was 1.55% of average net assets. For the six-month period ended November 30, 2014, the Adviser Shares incurred no reimbursable expenses.

E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended
    November 30, 2014, the Fund Shares, Institutional Shares, and Adviser
    Shares incurred transfer agent's fees, paid or payable to SAS, of $1,576,000, $848,000, and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12B-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for

================================================================================

34  | USAA INTERNATIONAL FUND

================================================================================

    investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended
    November 30, 2014, the Adviser Shares incurred distribution and service (12b-1) fees of $9,000.

G. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of November 30, 2014, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                      0.1
USAA Cornerstone Equity Fund                                            0.7
USAA Target Retirement Income Fund                                      1.0
USAA Target Retirement 2020 Fund                                        2.5
USAA Target Retirement 2030 Fund                                        6.2
USAA Target Retirement 2040 Fund                                        7.7
USAA Target Retirement 2050 Fund                                        4.5
USAA Target Retirement 2060 Fund                                        0.2

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2014, USAA and its affiliates owned 240,000 shares which represent 98.9% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                           SIX-MONTH
                          PERIOD ENDED
                          NOVEMBER 30,                          YEAR ENDED MAY 31,
                          -----------------------------------------------------------------------------------------
                                2014           2014               2013           2012           2011           2010
                          -----------------------------------------------------------------------------------------
Net asset value at
 beginning of period      $    31.25     $    27.29         $    21.59     $    26.30     $    19.71     $    18.08
                          -----------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income           .09            .34(a)             .32(a)         .35            .29            .21
 Net realized and
   unrealized gain (loss)      (1.12)          3.86(a)            5.71(a)       (4.76)          6.52           1.66
                          -----------------------------------------------------------------------------------------
Total from investment
 operations                    (1.03)          4.20(a)            6.03(a)       (4.41)          6.81           1.87
                          -----------------------------------------------------------------------------------------
Less distributions from:
 Net investment income             -           (.24)              (.33)          (.30)          (.22)          (.24)
                          -----------------------------------------------------------------------------------------
Net asset value at
 end of period            $    30.22     $    31.25         $    27.29     $    21.59     $    26.30     $    19.71
                          =========================================================================================
Total return (%)*              (3.30)         15.44              28.01         (16.71)         34.67          10.19(b)
Net assets at
 end of period (000)      $1,824,832     $1,836,335         $1,509,000     $1,587,445     $1,840,770     $1,215,443
Ratios to average
 net assets:**
 Expenses (%)(c)                1.12(d)        1.16               1.21           1.21           1.21           1.25(b)
 Net investment
   income (%)                    .68(d)        1.16               1.27           1.56           1.37           1.09
Portfolio turnover (%)             8             14                 20             17             25             20

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2014, average net assets were $1,804,352,000.
(a) Calculated using average shares.

(b) During the year ended May 31, 2010, SAS reimbursed the Fund Shares $249,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares'
    total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratio by 0.02%. This decrease is excluded from the expense ratio in the Financial Highlights table.

(c) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly.
    The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                   -           (.00%)(+)          (.00%)(+)      (.00%)(+)      (.00%)(+)      (.00%)(+)

    (+)Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

36  | USAA INTERNATIONAL FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                           SIX-MONTH
                          PERIOD ENDED
                          NOVEMBER 30,                          YEAR ENDED MAY 31,
                          ---------------------------------------------------------------------------------------
                                2014           2014               2013         2012            2011          2010
                          ---------------------------------------------------------------------------------------
Net asset value at
 beginning of period      $    31.17     $    27.23         $    21.59     $  26.32        $  19.72      $  18.09
                          ---------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income           .12            .38                .42(a)       .45             .45           .41
 Net realized and
   unrealized gain (loss)      (1.13)          3.85               5.65(a)     (4.82)           6.45          1.53
                          ---------------------------------------------------------------------------------------
Total from investment
 operations                    (1.01)          4.23               6.07(a)     (4.37)           6.90          1.94
                          ---------------------------------------------------------------------------------------
Less distributions from:
 Net investment income             -           (.29)              (.43)        (.36)           (.30)         (.31)
                          ---------------------------------------------------------------------------------------
Net asset value at
 end of period            $    30.16     $    31.17         $    27.23     $  21.59        $  26.32      $  19.72
                          =======================================================================================
Total return (%)*              (3.24)         15.60              28.23       (16.54)          35.13         10.57
Net assets at
 end of period (000)      $1,683,811     $1,720,967         $1,235,652     $443,089        $385,203      $183,062
Ratios to average
 net assets:**
 Expenses (%)(b)                 .99(c)        1.01               1.02          .99             .90(d)        .87(d)
 Expenses, excluding
   reimbursements (%)(b)         .99(c)        1.01               1.02          .99             .91           .91
 Net investment
   income (%)                    .81(c)        1.33               1.65         1.94            1.91          1.95
Portfolio turnover (%)             8             14                 20           17              25            20

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2014, average net assets were $1,690,682,000.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios as follows:
                                   -           (.00%)(+)          (.00%)(+)    (.00%)(+)       (.00%)(+)     (.00%)(+)

    (+)Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Prior to October 1, 2010, the Manager voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.87% of the Institutional Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                           SIX-MONTH
                          PERIOD ENDED                                                    PERIOD ENDED
                          NOVEMBER 30,                    YEAR ENDED MAY 31,                  MAY 31,
                          ----------------------------------------------------------------------------
                                     2014            2014         2013           2012          2011***
                          -------------------------------------------------------------------------
Net asset value at
 beginning of period               $31.13          $27.17       $21.54         $26.24        $22.17
                          -------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                .05             .25          .23            .28           .23
 Net realized and
   unrealized gain (loss)           (1.14)           3.84         5.69          (4.75)         4.05
                          -------------------------------------------------------------------------
Total from investment
 operations                         (1.09)           4.09         5.92          (4.47)         4.28
                          -------------------------------------------------------------------------
Less distributions from:
 Net investment income                  -            (.13)        (.29)          (.23)         (.21)
                          -------------------------------------------------------------------------
Net asset value at
 end of period                     $30.04          $31.13       $27.17         $21.54        $26.24
                          =========================================================================
Total return (%)*                   (3.50)          15.10        27.56         (17.00)        19.38
Net assets at
 end of period (000)               $7,287          $7,698       $6,641         $5,223        $6,361
Ratios to average
 net assets:(a),**
 Expenses (%)(b)                     1.48(a),(c)     1.46         1.55           1.55          1.55(a)
 Expenses, excluding
  reimbursements (%)(b)              1.48(a)         1.46         1.68           1.76          1.90(a)
 Net investment
  income (%)                          .33(a)          .85          .97           1.20          1.23(a)
Portfolio turnover (%)                  8              14           20             17            25

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2014, average net assets were $7,377,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                        -            (.00%)(+)    (.00%)(+)      (.00%)(+)     (.00%)(+)

    (+)Represents less than 0.01% of average net assets.

(c) Effective October 1, 2014, the Manager voluntarily agreed to reimburse the Adviser Shares for expenses in excess of 1.40% of their annual average net assets. Prior to October 1, 2014, the Manager voluntarily agreed to reimburse the Adviser Shares for expenses in excess of 1.55% of their annual average net assets.

================================================================================

38  | USAA INTERNATIONAL FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2014, through November 30, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

================================================================================

40  | USAA INTERNATIONAL FUND

================================================================================

                                                                                EXPENSES PAID
                                     BEGINNING               ENDING            DURING PERIOD*
                                    ACCOUNT VALUE         ACCOUNT VALUE         JUNE 1, 2014 -
                                    JUNE 1, 2014        NOVEMBER 30, 2014     NOVEMBER 30, 2014
                                   -------------------------------------------------------------
FUND SHARES
Actual                                $1,000.00              $ 967.00                $5.52

Hypothetical
 (5% return before expenses)           1,000.00              1,019.45                 5.67

INSTITUTIONAL SHARES
Actual                                 1,000.00                967.60                 4.88

Hypothetical
 (5% return before expenses)           1,000.00              1,020.10                 5.01

ADVISER SHARES
Actual                                 1,000.00                965.00**               7.29**

Hypothetical
 (5% return before expenses)           1,000.00              1,017.65**               7.49**

 * Expenses are equal to the annualized expense ratio of 1.12% for Fund Shares, 0.99% for Institutional Shares, and 1.48% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (3.30)% for Fund Shares, (3.24)% for Institutional Shares, and (3.50)% for Adviser Shares for the six-month period of June 1, 2014, through November 30, 2014.

** The Funds' annualized expense ratio of 1.48% for Adviser Shares above reflects a change effective October 1, 2014. The Manager's expense limitation ratio for the Adviser Shares changed from 1.55% to 1.40% of the Adviser Shares' average net assets. Had the expense limitation ratio of 1.40% been in effect for the entire six-month period of June 1, 2014, through November 30, 2014, the values in the table above would be as shown below.

                                                                                      EXPENSES PAID
                                       BEGINNING               ENDING                 DURING PERIOD
                                      ACCOUNT VALUE         ACCOUNT VALUE             JUNE 1, 2014 -
                                      JUNE 1, 2014        NOVEMBER 30, 2014         NOVEMBER 30, 2014
                                   -------------------------------------------------------------------
ADVISER SHARES
Actual                                $1,000.00              $  965.00                     $6.90

Hypothetical
 (5% return before expenses)           1,000.00               1,018.05                      7.08

================================================================================

                                                           EXPENSE EXAMPLE |  41

================================================================================

NOTES

--------------------------------------------------------------------------------

================================================================================

42  | USAA INTERNATIONAL FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
OR CALL                                select 'I want to...' and select
(800) 531-USAA                         the desired action.
          (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

200995-0115

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23410-0115                                (C)2015, USAA. All rights reserved.



   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     01/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     01/27/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      01/27/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.